Purchases and other expenses	12 Months Ended
Dec. 31, 2019
Purchases and other expenses [abstract]
External purchases

5.1    External purchases

(in millions of euros)	2019	2018	2017
Commercial, equipments expenses and content rights	(7,293)	(7,228)	(7,117)
o/w costs of terminals and other equipment sold	(4,042)	(4,123)	(4,112)
o/w advertising, promotional, sponsoring and rebranding costs	(823)	(850)	(845)
Service fees and inter-operator costs	(4,612)	(4,923)	(5,128)
Other network expenses, IT expenses	(3,253)	(3,192)	(3,074)
Other external purchases	(2,739)	(3,220)	(3,062)
o/w rental expenses	(270)	(1,181)	(1,148)
Total	(17,897)	(18,563)	(18,381)

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 15).

Advertising, promotion, sponsoring, communication and brand marketing costs are recorded as expenses during the period in which they are incurred.

As of January 1, 2019, lease expenses include lease payments on contracts of 12 months or less, contracts where the new value of the underlying asset is less than 5,000 euros and variable lease payments which were not figured into the measurement of a lease liability (see Note 2.3.1).

Other expenses

5.2    Other operating expenses

(in millions of euros)	2019	2018	2017
Allowances and losses on trade receivables – telecom activities	(315)	(277)	(251)
Expenses from universal service	(21)	(38)	(43)
Litigation	(107)	(10)	(315)
Operating foreign exchange gains (losses)	(4)	3	(14)
Cost of bank credit risk	(10)	(7)	(6)
Integration costs(1)	(17)	—	—
Other expenses	(124)	(176)	(95)
Total	(599)	(505)	(724)

(1)	Since January 1st 2019, integration costs are presented in other operating expenses. In 2018 and 2017 those costs were presented in restructuring costs (see Note 5.3).

Impairment and losses on trade receivables of telecom activities are detailed in Note 4.3.

The cost of credit risk exclusively applies to Orange Bank and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts.

Expenses for legal disputes for which provisions or immediate payment have been made include the reassessment of the risk related to various disputes.

(in millions of euros)	2019	2018	2017
Provision for litigation - in the opening balance	572	779	537
Additions with impact on income statement	99	35	354
Reversals with impact on income statement	(8)	(25)	(34)
Discounting with impact on income statement	—	3	2
Utilizations without impact on income statement (1)	(22)	(221)	(37)
Changes in consolidation scope	1	1	—
Translation adjustment	0	3	7
Reclassifications and other items	1	(3)	(50)
Reclassification to assets held for sale	—	—	—
Provision for litigation - in the closing balance	643	572	779
o/w non-current provision	45	67	53
o/w current provision	598	505	726

(1)	In 2018, mainly related to the payment of the fine in Poland for 152 million euros.

Payments related to some litigation are directly recorded in other operating expenses.

The Group’s significant litigations are described in Note 17.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 17.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation towards a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Integration costs

Integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new staff, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Restructuring and integration costs

5.3    Restructuring and integration costs

(in millions of euros)	2019	2018	2017
Restructuring costs	(132)	(189)	(164)
Departure plans(1)	(68)	(30)	(67)
Lease property restructuring (2)	5	(28)	(58)
Distribution channels(3)	(26)	(11)	(4)
Other	(43)	(120)	(35)
Integration costs(4)	—	(10)	(3)
Acquisition costs of investments	—	(10)	(3)
Total restructuring costs	(132)	(199)	(167)

(1)	Mainly voluntary departure plans of Orange Polska in 2019 and 2017 (approximately 2,100 people in 2019 and 2,700 people in 2017).
(2)	In 2018 and 2017, essentially related to vacant leases in France.
(3)	Concerns the end of the relationship with some indirect distributors.
(4)	From January, 1 2019, Integration costs are presented in "Other operating expenses".

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2019	2018	2017
Restructuring and integration provision - in the opening balance	389	377	375
Additions with impact on income statement	97	162	150
Reversals releases with impact on income statement	(13)	(15)	(34)
Utilizations without impact on income statement	(124)	(143)	(133)
Translation adjustment	1	(1)	(1)
Reclassifications and other items (1)	(135)	9	20
Reclassification to assets held for sale	—	—	—
Restructuring and integration provision - in the closing balance	216	389	377
o/w non-current provision	96	230	251
o/w current provision	120	159	126

(1)	In 2019, effect of IFRS 16 application (see Note 2.3.1)

Accounting policies

Restructuring costs

The adjustment of Group activities in line with changes in the business environment may also incur other types of transformation costs. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee departure plans;

–  indemnities paid to suppliers to terminate a contract (distribution networks, content operations, etc.);

–  cost of vacant buildings

(Out of the scope of IFRS 16);

–  transformation plans for communication network infrastructures.

Onerous contracts: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments towards the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Broadcasting rights and equipment inventories

5.4    Broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Handset inventories (1)	534	678	583
Other products sold	78	41	32
Available broadcasting rights	89	73	68
Others supplies	270	242	198
Gross value	970	1,034	881
Depreciation	(63)	(69)	(54)
Net book value	906	965	827

(1)	Of which inventories treated as consignment with distributors amounting to 35 million euros as of December 31, 2019, 49 million euros as of December 31, 2018 and 55 million euros as of December 31, 2017.

(in millions of euros)	2019	2018	2017
Inventories - in the opening balance	965	827	819
Business related variations	(64)	138	14
Changes in the scope of consolidation	2	2	0
Translation adjustment	2	(1)	(3)
Reclassifications and other items	1	(1)	(4)
Reclassification to assets held for sale	—	—	—
Inventories - in the closing balance	906	965	827

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group.

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses

5.5    Prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2019	2018	2017
Prepaid external purchases	678	522	408
Other prepaid operating expenses	52	49	47
Total	730	571	455

(in millions of euros)	2019	2018	2017
Prepaid expenses - in the opening balance	571	455	394
Business related variations	127	93	78
Changes in the scope of consolidation	65	6	—
Translation adjustment	5	—	(17)
Reclassifications and other items	(38)	17	0
Reclassification to assets held for sale	—	—	—
Prepaid expenses - in the closing balance	730	571	455

Trade payables

5.6    Trade payables

(in millions of euros)	2019	2018	2017
Trade payables - in the opening balance	6,736	6,527	6,214
Business related variations	(85)	189	413
Changes in the scope of consolidation	36	18	(9)
Translation adjustment	27	1	(56)
Reclassifications and other items	(32)	1	(35)
Reclassification to assets held for sale	—	—	—
Trade payables - in the closing balance	6,682	6,736	6,527
o/w trade payables from telecom activities	6,580	6,635	6,445
o/w trade payables from Orange Bank	102	101	82

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables and fixed asset payables that were subject to a payment extension, and had an impact on the change in working capital requirements at the end of the period, amounted to approximately 526 million euros at December 31, 2019, approximately 310 million euros at the end of 2018 and approximately 300 million euros at the end of 2017.

Accounting policies

Trade payables resulting from trade transactions and settled in the normal operating cycle are classified as current items. They include those that have been financed by the supplier (with or without notification of transfer to financial institutions) under direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to carry the characteristics of trade payables, in particular due to the ongoing trade relationship, the payment schedules ultimately consistent with the operational cycle of a telecommunications operator in particular for the purchase of primary infrastructures, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Other liabilities

5.7    Other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Provision for litigation (1)	643	572	779
Cable network access fees (IRU) (2)	103	152	194
Submarine cable consortium (3)	168	130	157
Security deposit received	147	160	182
Orange Money – units in circulation (3)	613	497	408
Other	774	739	738
Total	2,448	2,250	2,456
o/w other non-current liabilities	353	462	521
o/w other current liabilities	2,095	1,788	1,935

(2)	See Note 5.2.
(3)	See accounting policies Note 4.6.
(4)	These liabilities are offset by the receivables of the same amount (see accounting policies and Note 4.6).

(in millions of euros)	2019	2018	2017
Other liabilities - in the opening balance	2,250	2,456	2,138
Business related variations	190	(166)	267
Changes in the scope of consolidation	12	16	18
Translation adjustment	4	(2)	(7)
Reclassifications and other items	(8)	(54)	40
Reclassification to assets held for sale	—	—	—
Other liabilities - in the closing balance	2,448	2,250	2,456

Related party transactions

5.8    Related party transactions

Orange does not purchase goods or services from the French State (either directly or via Bpifrance Participations), except the use of spectrum resources. These resources are allocated after a competitive process.